TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
Thousands

of U.S. dollars
2020 2021
Opening balance

(6,433) (3,571)
Allowance

of trade

receivables
(*) (6,649) (1,563)
Reversal

(*)
1,356 1,859
Use of

provision
7,930 473
Translation

differences

225 246
Total (3,571) (2,556)
Thousands

of U.S. dollars
2020 2021
Non-current

trade receivables

2,885 3,466
Other non

-financial assets
(*) 12,518 16,336
Non-current

Prepayments

5,592 2,438
Total

non-current
20,995 22,240
Current trade

receivables billed
139,616 134,652
Current trade

receivables unbilled
134,738 148,055
Other receivables

4,678 756
Prepayments

14,698 7,275
Personnel

5,355 4,571
Total

current
299,086 295,309
Total 320,081 317,549
(*) "Other non-financial assets"

as of December

31, 2020 and

2021 primarily

comprise tax

credits with

the Brazilian

social security

authority
(Instituto Nacional do Seguro

Social), recorded in Atento

Brasil S.A.
Thousands

of U.S. dollars
2020 2021
Trade receivables

280,811 288,730
Allowances

of trade

receivables
(3,571) (2,556)
Trade

receivables,

net
277,240 286,174
13)

TRADE AND

OTHER

RECEIVABLES
The breakdown

of “Trade and

other receivables”

at December

31, 2020 and

2021 is as follow:
Changes in

allowances

of trade receivables

in 2020

and 2021

were as follow:
(*) The total of allowance of trade provision and reversal are the impact in change in trade provisions in the consolidated statements of operations.
The

Atento

Group’s

maximum

exposure

to

credit

risk

at

the

reporting

date

is

equivalent

to

the

carrying

amount

of

each

of

the
aforementioned

trade receivables

categories.

The Atento

Group holds no

guarantees

as collection

insurance.